Shareholder Report, Holdings (Details)	Jul. 31, 2026
Intech S&P Large Cap Diversified Alpha ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Intech S&P Large Cap Diversified Alpha ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Intech S&P Large Cap Diversified Alpha ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Intech S&P Large Cap Diversified Alpha ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Intech S&P Large Cap Diversified Alpha ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Intech S&P Large Cap Diversified Alpha ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intech S&P Large Cap Diversified Alpha ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Intech S&P Large Cap Diversified Alpha ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Intech S&P Large Cap Diversified Alpha ETF | Micron Technology, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Intech S&P Large Cap Diversified Alpha ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Intech S&P Large Cap Diversified Alpha ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
Intech S&P Large Cap Diversified Alpha ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Intech S&P Large Cap Diversified Alpha ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Intech S&P Large Cap Diversified Alpha ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Intech S&P Large Cap Diversified Alpha ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Intech S&P Large Cap Diversified Alpha ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Intech S&P Large Cap Diversified Alpha ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Intech S&P Large Cap Diversified Alpha ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intech S&P Large Cap Diversified Alpha ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Intech S&P Large Cap Diversified Alpha ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Intech S&P Large Cap Diversified Alpha ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intech S&P Large Cap Diversified Alpha ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Intech S&P Small-Mid Cap Diversified Alpha ETF | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | East West Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Tenet Healthcare Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Exelixis, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | XPO, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Lamar Advertising Co. - Class A - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Everpure, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%